Accounts Payable And Accrued Liabilities (Schedule Of Accounts Payable And Accrued Liabilities) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Trade	$ 114	$ 97
Program rights	5	8
Accrued liabilities	482	496
Accrued network fees	155	125
Interest and dividends	244	227
Related parties [note 28]	15	17
Total trade and other current payables	$ 1,015	$ 970